Implementation of IFRS 9 and IFRS 15 - Adjustments arising on the adoption of IFRS 9 and IFRS 15 (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets
Cash and balances at central banks	£ 67,948	£ 58,521	£ 58,521	£ 58,521
Items in the course of collection from banks	702	755	755	755
Financial assets at fair value through profit or loss	172,361	176,008	162,878	176,008
Derivative financial instruments	26,955	25,474	25,834	25,474
At amortised cost	479,980		482,752	468,576
Financial assets at amortised cost:
Loans and advances to banks	6,674		6,611	4,246
Loans and advances to customers	469,025		472,498	461,016
Debt securities	4,281		3,643	3,314
Financial assets at amortised cost	479,980		482,752	468,576
Financial assets at fair value through other comprehensive income	31,300	42,917		42,917
Available-for-sale financial assets			42,098
Goodwill	2,310	2,310	2,310	2,310
Value of in-force business	5,032	4,839	4,839	4,839
Other intangible assets	3,061	2,835	2,835	2,835
Property, plant and equipment	12,577	12,727	12,727	12,727
Current tax recoverable		16	16	16
Deferred tax assets	2,324	2,609	2,284	2,609
Retirement benefit assets	1,584	723	723	723
Other assets	23,645	12,872	13,537	12,872
Total assets	829,779	811,182	812,109	811,182
Liabilities
Deposits from banks	30,934	29,804	29,804	29,804
Customer deposits	421,609	418,124	418,124	418,124
Items in course of transmission to banks	849	584	584	584
Financial liabilities at fair value through profit or loss	45,777	50,935	50,877	50,935
Derivative financial instruments	25,561	26,124	26,124	26,124
Notes in circulation	1,140	1,313	1,313	1,313
Debt securities in issue	90,293	72,402	72,450	72,402
Liabilities arising from insurance contracts and participating investment contracts	103,524	103,413	103,413	103,413
Liabilities arising from non-participating investment contracts	15,179	15,447	15,447	15,447
Other liabilities	23,622	20,741	20,730	20,741
Retirement benefit obligations	265	358	358	358
Current tax liabilities	204	274	274	274
Other provisions	4,642	5,789	5,546	5,789
Total subordinated liabilities	17,637	17,922	17,922	17,922
Total liabilities	781,236	763,230	762,966	763,230
Shareholders' equity	42,940	42,360	43,551	42,360
Other equity instruments	5,355	5,355	5,355	5,355
Non-controlling interests	248	237	237	237
Total equity	48,543	47,952	49,143	47,952
Total equity and liabilities	829,779	811,182	812,109	£ 811,182
Increase (decrease) due to classification and measurement of IFRS 9
Assets
Financial assets at fair value through profit or loss			13,130
Derivative financial instruments			(360)
At amortised cost			(13,153)
Financial assets at amortised cost:
Loans and advances to banks			(2,364)
Loans and advances to customers			(10,460)
Debt securities			(329)
Financial assets at amortised cost			(13,153)
Financial assets at fair value through other comprehensive income			42,917
Available-for-sale financial assets			(42,098)
Deferred tax assets			22
Other assets			(655)
Total assets			(197)
Liabilities
Financial liabilities at fair value through profit or loss			58
Debt securities in issue			(48)
Total liabilities			10
Shareholders' equity			(207)
Total equity			(207)
Total equity and liabilities			(197)
Increase (decrease) due to application of IFRS 9 related to impairment
Assets
At amortised cost			(1,023)
Financial assets at amortised cost:
Loans and advances to banks			(1)
Loans and advances to customers			(1,022)
Financial assets at amortised cost			(1,023)
Deferred tax assets			300
Other assets			(10)
Total assets			(733)
Liabilities
Other liabilities			(3)
Other provisions			243
Total liabilities			240
Shareholders' equity			(973)
Total equity			(973)
Total equity and liabilities			(733)
Increase (decrease) due to application of IFRS 15
Financial assets at amortised cost:
Deferred tax assets			3
Total assets			3
Liabilities
Other liabilities			14
Total liabilities			14
Shareholders' equity			(11)
Total equity	£ (11)		(11)
Total equity and liabilities			3
Loans and receivables
Assets
At amortised cost			482,752
Financial assets at amortised cost:
Loans and advances to banks			6,611
Loans and advances to customers			472,498
Debt securities			3,643
Financial assets at amortised cost			£ 482,752
At amortised cost
Assets
At amortised cost		468,576
Financial assets at amortised cost:
Loans and advances to banks		4,246
Loans and advances to customers		461,016
Debt securities		3,314
Financial assets at amortised cost		£ 468,576